SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Unrealized gain on investments	$ 2,521		$ 6,617
Loss on disposition of property and equipment	$ 207,281	$ 0	162,451	$ 0
Impairment expense of long-lived assets			$ 0	$ 2,097,930